Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2012
Segment Information and Sales to Significant Customers [Abstract]
Segment information and sales to significant customers

Note 21 — Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, media and entertainment industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2012	2011	2010
Revenue
North America (Mainly United States)	$2,266,110	$2,333,096	$2,261,925
Europe	441,731	403,115	353,239
Rest of the world	539,062	441,517	369,059

Total	$3,246,903	$3,177,728	$2,984,223

	As of September 30,
	2012	2011	2010
Long-lived Assets(1)
North America (Mainly United States)	$83,645	$102,739	$129,929
Europe	65,746	47,717	35,353
Rest of the world:
Israel	51,086	45,669	40,717
India	29,401	35,071	36,322
Others	48,029	27,206	15,952

Total	$277,907	$258,402	$258,273

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

Customer experience systems include the following offerings: revenue management (convergent charging and billing, mediation, and partner relationship management), customer management (customer care, and sales and ordering), operations support systems (OSS) (network planning, service fulfillment, service assurance, inventory and discovery, service order management and OSS systems integration services), service delivery (convergent service platform, digital services and convergent applications), portfolio enablers and network control. Customer experience systems also include a comprehensive line of services such as consulting, delivery and managed services, system implementation, integration, modification, consolidation, modernization and ongoing support, enhancement and maintenance. Directory includes comprehensive set of products and services for local marketing service providers and search and directory publishers.

	Year Ended September 30,
	2012	2011	2010
Customer experience systems	$3,066,170	$2,978,288	$2,775,271
Directory	180,733	199,440	208,952

Total	$3,246,903	$3,177,728	$2,984,223

Sales to Significant Customers

The following table summarizes the percentage of sales to significant customer groups (when they amount to at least 10 percent of total revenue for the year).

	Year Ended September 30,
	2012	2011	2010
Customer 1	26%	29%	29%
Customer 2	10	11	12
Customer 3	*	10	10

*	Represents an amount of less than 10%.